LEASE - Carrying amount of lease liabilities and movement during the year (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Carrying amount of January 1	¥ 11,493,471
New leases	477,299
Lease modification	(951,047)
Accretion of interest recognized during the year	678,855	¥ 344,886	¥ 438,033
Payments	(1,599,072)
Carrying amount at 31 December	10,099,506	11,493,471
Current portion	890,033	¥ 974,941
Non-current portion	¥ 9,209,473